Segment Information and Sales to Significant Customers - Summary Sales to Significant Customers (Detail) - Revenue [Member]	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Percentage of revenue from significant customer	10.00%
Customer 1
Percentage of revenue from significant customer	25.80%	23.40%	27.30%
Customer 2
Percentage of revenue from significant customer	12.10%